Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of year	603,000	1,296,000	1,861,800
Exercised			(249,600)
Forfeited/Expired	(603,000)	(693,000)	(316,200)
Outstanding at end of year	0	603,000	1,296,000	1,861,800
Exercisable at end of year	0
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 3,990	¥ 4,263	¥ 4,036
Exercised			3,311
Forfeited/Expired	3,990	4,500	3,678
Outstanding at end of year		¥ 3,990	¥ 4,263	¥ 4,036
Exercisable at end of year	¥ 0
Weighted-Average Remaining Contractual Term
Outstanding at end of year		2 months 12 days	4 months 24 days	8 months 12 days
Exercisable at end of year	¥ 0
Aggregate Intrinsic Value
Outstanding at beginning of year			¥ 248
Outstanding at end of year				¥ 248